Nature and continuance of operations and going concern (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Feb. 20, 2007	Feb. 20, 2007
Accumulated deficit	$ 66,088,873	$ 56,245,378	$ 63,924,419
Entity incorporation, state or country code		NV